Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Notional amount	$ 548,617	$ 512,740
Non Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,725,933
Non Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	1,442,000	1,191,000
Non Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	284,000	357,000
Non Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 0	$ 0